CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 243,742	$ 142,093
Investments	6,594	13,992
Trade receivables	577,673	605,002
Other assets	35,117	20,420
Other receivables	84,405	53,939
Other financial assets	6,226	3,100
Total current assets	953,757	838,546
Non-current assets
Investments	2,489	2,212
Other assets	4,424	4,750
Other receivables	49,496	40,784
Deferred tax assets	91,065	80,811
Investment in associates	1,727	1,648
Other financial assets	29,930	41,403
Property and equipment	137,331	154,755
Intangible assets	345,951	378,024
Right-of-use asset	100,542	122,884
Goodwill	1,601,523	1,483,443
Total non-current assets	2,364,478	2,310,714
TOTAL ASSETS	3,318,235	3,149,260
Current liabilities
Trade payables	112,590	114,743
Payroll and social security taxes payable	203,395	239,440
Borrowings	19,666	1,601
Other financial liabilities	169,605	77,976
Lease liabilities	28,511	29,736
Tax liabilities	33,205	36,916
Income tax payable	10,730	6,520
Other liabilities	2,591	231
Total current liabilities	580,293	507,163
Non-current liabilities
Trade payables	3,684	2,006
Borrowings	347,040	290,935
Other financial liabilities	90,499	168,163
Lease liabilities	78,428	87,887
Income tax payable	1,428	6,625
Deferred tax liabilities	30,906	29,776
Payroll and social security taxes payable	2,358	5,187
Contingent liabilities	21,963	18,169
Total non-current liabilities	576,306	608,748
TOTAL LIABILITIES	1,156,599	1,115,911
Capital and reserves
Issued capital	52,604	52,837
Additional paid-in capital	1,167,979	1,193,029
Other reserves	(92,721)	(144,756)
Retained earnings	965,739	862,821
Total equity attributable to owners of the Company	2,093,601	1,963,931
Non-controlling interests	68,035	69,418
Total equity	2,161,636	2,033,349
TOTAL EQUITY AND LIABILITIES	$ 3,318,235	$ 3,149,260